Finance Lease Liabilities - Schedule of Operating Leases and Finance Leases (Details)	6 Months Ended
	Sep. 30, 2024 SGD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2024
Weighted average remaining lease term (Years)
Finance leases, Weighted average remaining lease term (Years)				3 years
Weighted average discount rate (%)
Finance leases, Weighted average discount rate (%)				5.00%
Finance lease cost:
Depreciation of property, plant and equipment	$ 152,785	$ 119,075	$ 116,326
Interest on finance lease (Included in interest expense)	19,015	14,820	16,782
Finance lease cost	$ 171,800	$ 133,895	$ 133,108